Derivative Instruments (Details 4) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2019		Dec. 31, 2018
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		$ 5,818,429		$ 362,196
Net amounts of Assets presented in the Statement of Financial Condition		5,430,488		15,031,193
Financial Instruments
Collateral Pledged	[1],[2]	(5,818,429)		362,196
Collateral Received	[1],[2]	(5,430,488)		(13,351,055)
Net Amount			[3]	1,680,138	[4]
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		13,002,481		24,419,766
Gross amounts offset in the Statement of Financial Condition		(7,571,993)		(11,068,711)
Net amounts of Assets presented in the Statement of Financial Condition		5,430,488		13,351,055
Forward currency contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets				29,948,423
Gross amounts of recognized liabilities		24,892,426		8,092,061
Gross amounts offset in the Statement of Financial Condition		(19,073,997)		(14,917,230)
Net amounts of liabilities presented in the Statement of Financial Condition		5,818,429		362,196
Net amounts of Assets presented in the Statement of Financial Condition				15,031,193
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		1,841,056		1,392,080
Financial Instruments
Collateral Received	[1],[2]	(1,841,056)		(1,392,080)
Net Amount			[5]		[4]
Counterparty C [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		3,717,018		3,628,567
Gross amounts offset in the Statement of Financial Condition		(1,875,962)		(2,236,487)
Net amounts of Assets presented in the Statement of Financial Condition		1,841,056		1,392,080	[1],[2]
Counterparty I [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		3,274,609		8,983,653
Financial Instruments
Collateral Received	[1],[2]	(3,274,609)		(8,983,653)
Net Amount			[5]		[4]
Counterparty I [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		8,233,113		16,443,433
Gross amounts offset in the Statement of Financial Condition		(4,958,504)		(7,459,780)
Net amounts of Assets presented in the Statement of Financial Condition		3,274,609		8,983,653	[1],[2]
Counterparty J [Member]
Offsetting Liabilities [Line Items]
Net amounts of Assets presented in the Statement of Financial Condition		314,823		2,975,322
Financial Instruments
Collateral Received	[1],[2]	(314,823)		(2,975,322)
Net Amount			[5]		[4]
Counterparty J [Member] | Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets		1,052,350		4,347,766
Gross amounts offset in the Statement of Financial Condition		(737,527)		(1,372,444)
Net amounts of Assets presented in the Statement of Financial Condition		314,823		2,975,322	[1],[2]
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		4,599,511
Net amounts of Assets presented in the Statement of Financial Condition				1,680,138
Financial Instruments
Collateral Pledged	[1],[2]	(4,599,511)
Collateral Received	[1],[2]
Net Amount			[3]	1,680,138	[4]
Counterparty G [Member] | Forward currency contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized assets				5,528,657
Gross amounts of recognized liabilities		13,703,550
Gross amounts offset in the Statement of Financial Condition		(9,104,039)		(3,848,519)
Net amounts of liabilities presented in the Statement of Financial Condition		4,599,511
Net amounts of Assets presented in the Statement of Financial Condition				1,680,138
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		1,218,918		362,196
Financial Instruments
Collateral Pledged	[1],[2]	(1,218,918)		362,196
Net Amount			[3]		[6]
Counterparty K [Member] | Forward currency contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		11,188,876		8,092,061
Gross amounts offset in the Statement of Financial Condition		(9,969,958)		(7,729,865)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 1,218,918		$ 362,196

[1]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
[2]	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
[3]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019
[4]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
[6]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.